Share option scheme and Restricted Stock Units (Tables)	3 Months Ended
Apr. 30, 2019
Employee Benefits [Abstract]
Movement in share options and Restricted Stock Units
The movement in the number of share options is set out below:

	Weighted average exercise price £	Three months ended April 30, 2019	Weighted average exercise price £	Three months ended April 30, 2018
Outstanding at February 1	0.35	9,168,396	1.43	8,577,236
Granted during the period	0.28	11,396,000	2.05	3,461,428
Exercised during the period	—	—	1.08	(92,047)
Lapsed / surrendered during the period	1.52	(205,410)	1.43	(250,000)
Number of outstanding options	0.30	20,358,986	1.61	11,696,617
The movement in the number of Restricted Stock Units (‘RSUs’) granted in the form of a nominal-cost option is set out below:

	Weighted average exercise price £	Three months ended April 30, 2019	Weighted average exercise price £	Three months ended April 30, 2018
Outstanding at February 1	0.01	814,256	0.01	275,877
Granted during the period	—	—	0.01	121,950
Exercised during the period	0.01	(104,877)	—	—
Number of outstanding options	0.01	709,379	0.01	397,827

Disclosure of share-based payment expense
The share-based payment expense for the three months ended April 30, 2019 was £0.1 million (three months ended April 30, 2018: £0.5 million) which has been allocated to the Research and development and General and administration expenses lines of the Unaudited Condensed Consolidated Interim Statement of Comprehensive Income as follows:

	Three months ended April 30, 2019	Three months ended April 30, 2018
	£000s	£000s
Research and development	61	135
General and administration	67	410
	128	545